                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-07489

                      Oppenheimer International Growth Fund
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                      Date of fiscal year end: November 30

                      Date of reporting period: 08/31/2010

ITEM 1. SCHEDULE OF INVESTMENTS.

Oppenheimer International Growth Fund

STATEMENT OF INVESTMENTS AUGUST 31, 2010 (UNAUDITED)

                                                      SHARES          VALUE
                                                    ----------   --------------
COMMON STOCKS--97.2%
CONSUMER DISCRETIONARY--12.5%
AUTOMOBILES--0.9%
Bayerische Motoren Werke (BMW) AG                      185,057   $    9,662,125
Honda Motor Co. Ltd.                                   752,346       24,799,822
                                                                 --------------
                                                                     34,461,947
                                                                 --------------
DIVERSIFIED CONSUMER SERVICES--1.2%
Benesse Holdings, Inc.                                 361,982       16,308,795
Dignity plc                                          1,943,244       21,129,992
MegaStudy Co. Ltd.                                      66,559        9,604,393
                                                                 --------------
                                                                     47,043,180
                                                                 --------------
HOTELS, RESTAURANTS & LEISURE--1.1%
Carnival Corp.                                         821,730       25,621,541
William Hill plc                                     6,568,035       16,862,295
                                                                 --------------
                                                                     42,483,836
                                                                 --------------
HOUSEHOLD DURABLES--0.7%
SEB SA                                                 390,183       28,678,656
MEDIA--1.5%
Grupo Televisa SA, Sponsored GDR                       931,690       17,226,948
Vivendi SA                                             774,687       18,007,325
Zee Entertainment Enterprises Ltd.                   3,752,380       22,905,951
                                                                 --------------
                                                                     58,140,224
                                                                 --------------
MULTILINE RETAIL--0.3%
Pinault-Printemps-Redoute SA                            95,170       12,348,179
SPECIALTY RETAIL--1.9%
Hennes & Mauritz AB, Cl. B                             459,180       14,945,493
Industria de Diseno Textil SA                          876,898       58,507,280
                                                                 --------------
                                                                     73,452,773
                                                                 --------------
TEXTILES, APPAREL & LUXURY GOODS--4.9%
Burberry Group plc                                   4,654,334       60,673,945
Compagnie Financiere Richemont SA, Cl. A               678,889       26,304,661
Luxottica Group SpA                                    927,779       21,355,902
LVMH Moet Hennessy Louis Vuitton SA                    388,580       44,980,542
Swatch Group AG (The), Cl. B                           115,032       36,875,415
                                                                 --------------
                                                                    190,190,465
                                                                 --------------
CONSUMER STAPLES--8.9%
BEVERAGES--2.8%
C&C Group plc                                       10,997,573       42,924,972
Diageo plc                                           1,203,970       19,554,080
Heineken NV                                            392,357       17,571,563
Pernod-Ricard SA                                       349,762       27,343,232
                                                                 --------------
                                                                    107,393,847
                                                                 --------------
FOOD & STAPLES RETAILING--1.1%
Shoppers Drug Mart Corp.                               608,690       20,726,341
Woolworths Ltd.                                        889,694       21,973,812
                                                                 --------------
                                                                     42,700,153
                                                                 --------------
FOOD PRODUCTS--3.8%
Aryzta AG                                              644,653       27,532,657
Barry Callebaut AG                                      79,303       54,873,536


                    1 | OPPENHEIMER INTERNATIONAL GROWTH FUND

Oppenheimer International Growth Fund

STATEMENT OF INVESTMENTS AUGUST 31, 2010 (UNAUDITED)

                                                      SHARES          VALUE
                                                    ----------   --------------
FOOD PRODUCTS CONTINUED
Nestle SA                                              489,315   $   25,351,361
Unilever plc                                         1,488,967       39,322,759
                                                                 --------------
                                                                    147,080,313
                                                                 --------------
HOUSEHOLD PRODUCTS--0.9%
Reckitt Benckiser Group plc                            688,324       34,445,758
PERSONAL PRODUCTS--0.3%
L'Oreal SA                                             133,253       13,255,897
ENERGY--3.3%
ENERGY EQUIPMENT & SERVICES--1.6%
Saipem SpA                                             439,802       15,315,049
Schoeller-Bleckmann Oilfield Equipment AG              295,260       15,509,279
Technip SA                                             502,412       32,759,224
                                                                 --------------
                                                                     63,583,552
                                                                 --------------
OIL, GAS & CONSUMABLE FUELS--1.7%
BG Group plc                                         3,630,147       58,429,533
Tsakos Energy Navigation Ltd.                          536,150        6,793,021
                                                                 --------------
                                                                     65,222,554
                                                                 --------------
FINANCIALS--9.2%
CAPITAL MARKETS--6.5%
3i Group plc                                         4,522,991       17,993,609
BinckBank NV                                         3,468,479       44,608,215
Collins Stewart plc                                 11,909,798       14,703,680
Credit Suisse Group AG                                 932,216       40,730,224
Deutsche Bank AG                                       621,315       39,175,182
ICAP plc                                            10,101,293       63,516,504
Swissquote Group Holding SA                            279,845       11,218,608
Tullett Prebon plc                                   3,436,777       19,501,986
                                                                 --------------
                                                                    251,448,008
                                                                 --------------
COMMERCIAL BANKS--0.5%
ICICI Bank Ltd., Sponsored ADR                         481,740       19,900,679
INSURANCE--1.8%
AMP Ltd.                                             2,767,505       12,409,784
Prudential plc                                       4,338,428       37,659,503
QBE Insurance Group Ltd.                             1,314,702       19,288,269
                                                                 --------------
                                                                     69,357,556
                                                                 --------------
REAL ESTATE MANAGEMENT & DEVELOPMENT--0.2%
Solidere, GDR(1)                                       487,430        9,022,329
THRIFTS & MORTGAGE FINANCE--0.2%
Housing Development Finance Corp. Ltd.                 742,968        9,903,081
HEALTH CARE--13.4%
BIOTECHNOLOGY--2.2%
CSL Ltd.                                             1,867,700       54,769,604
Grifols SA                                           2,775,740       32,322,838
Marshall Edwards, Inc.(2,3,4)                          282,486          209,605
Marshall Edwards, Inc., Legend Shares(2,3,4)           156,543          116,155
                                                                 --------------
                                                                     87,418,202
                                                                 --------------
HEALTH CARE EQUIPMENT & SUPPLIES--6.6%
DiaSorin SpA                                         1,001,883       40,577,588


                    2 | OPPENHEIMER INTERNATIONAL GROWTH FUND

Oppenheimer International Growth Fund

STATEMENT OF INVESTMENTS AUGUST 31, 2010 (UNAUDITED)

                                                      SHARES          VALUE
                                                    ----------   --------------
HEALTH CARE EQUIPMENT & SUPPLIES CONTINUED
Essilor International SA                               496,476   $   30,133,591
Nobel Biocare Holding AG                               192,078        3,008,599
Smith & Nephew plc                                   2,228,320       18,522,628
Sonova Holding AG                                      302,642       38,722,675
Straumann Holding AG                                   116,104       24,473,042
Synthes, Inc.                                          474,299       52,323,554
Terumo Corp.                                           554,980       27,481,452
William Demant Holding AS(4)                           334,537       22,699,006
                                                                 --------------
                                                                    257,942,135
                                                                 --------------
HEALTH CARE PROVIDERS & SERVICES--1.4%
Sonic Healthcare Ltd.                                5,336,994       52,469,180
HEALTH CARE TECHNOLOGY--0.0%
Ortivus AB, Cl. B(3,4)                               1,638,150          995,095
LIFE SCIENCES TOOLS & SERVICES--0.3%
BTG plc(4)                                           3,957,380       12,199,150
Tyrian Diagnostics Ltd.(3,4)                        59,749,268          584,750
                                                                 --------------
                                                                     12,783,900
                                                                 --------------
PHARMACEUTICALS--2.9%
Astellas Pharma, Inc.                                  192,905        6,665,911
Novogen Ltd.(3,4)                                    7,633,456          841,346
Oxagen Ltd.(2,3,4)                                     214,287            9,950
Roche Holding AG                                       409,633       55,680,230
Sanofi-Aventis SA                                      333,947       19,091,613
Shionogi & Co. Ltd.                                    765,200       13,352,972
Takeda Pharmaceutical Co. Ltd.                         344,950       15,849,387
                                                                 --------------
                                                                    111,491,409
                                                                 --------------
INDUSTRIALS--23.2%
AEROSPACE & DEFENSE--1.7%
Empresa Brasileira de Aeronautica SA                 5,126,746       31,205,645
European Aeronautic Defense & Space Co.(4)           1,567,953       34,504,066
                                                                 --------------
                                                                     65,709,711
                                                                 --------------
AIR FREIGHT & LOGISTICS--0.2%
Toll Holdings Ltd.                                   1,055,087        5,715,644
COMMERCIAL SERVICES & SUPPLIES--3.6%
Aggreko plc                                          3,383,480       73,632,877
De La Rue plc                                        1,212,155       13,013,136
Prosegur Compania de Seguridad SA                    1,021,827       51,884,357
                                                                 --------------
                                                                    138,530,370
                                                                 --------------
CONSTRUCTION & ENGINEERING--3.3%
Koninklijke Boskalis Westminster NV                    800,479       29,729,675
Leighton Holdings Ltd.                                 503,290       13,791,447
Maire Tecnimont SpA                                  7,600,040       25,356,459
Outotec OYJ                                            370,602       12,426,647
Trevi Finanziaria SpA                                2,916,715       37,220,818
Vinci SA                                               193,776        8,465,130
                                                                 --------------
                                                                    126,990,176
                                                                 --------------


                    3 | OPPENHEIMER INTERNATIONAL GROWTH FUND

Oppenheimer International Growth Fund

STATEMENT OF INVESTMENTS AUGUST 31, 2010 (UNAUDITED)

                                                      SHARES          VALUE
                                                    ----------   --------------
ELECTRICAL EQUIPMENT--5.2%
ABB Ltd.                                             3,033,427   $   58,621,854
Alstom                                                 744,520       35,383,927
Ceres Power Holdings plc(3,4)                        8,172,498        9,494,306
Nidec Corp.                                          1,118,785       98,707,309
                                                                 --------------
                                                                    202,207,396
                                                                 --------------
INDUSTRIAL CONGLOMERATES--1.5%
Koninklijke (Royal) Philips Electronics NV             990,765       27,655,136
Siemens AG                                             356,641       32,427,661
                                                                 --------------
                                                                     60,082,797
                                                                 --------------
MACHINERY--2.3%
Aalberts Industries NV                               4,454,105       62,857,784
Demag Cranes AG(4)                                     282,094        8,643,957
Vallourec SA                                           228,796       19,563,918
                                                                 --------------
                                                                     91,065,659
                                                                 --------------
PROFESSIONAL SERVICES--3.1%
Capita Group plc                                     7,630,796       82,271,787
Experian plc                                         4,048,844       38,592,058
                                                                 --------------
                                                                    120,863,845
                                                                 --------------
TRADING COMPANIES & DISTRIBUTORS--2.3%
Brenntag AG(4)                                         313,406       23,905,295
Bunzl plc                                            5,436,369       59,279,467
Wolseley plc(4)                                        371,910        7,142,554
                                                                 --------------
                                                                     90,327,316
                                                                 --------------
INFORMATION TECHNOLOGY--19.2%
COMMUNICATIONS EQUIPMENT--2.3%
Telefonaktiebolaget LM Ericsson, B Shares            9,245,135       89,680,267
COMPUTERS & PERIPHERALS--0.6%
Gemalto NV                                             656,070       22,375,922
ELECTRONIC EQUIPMENT & INSTRUMENTS--3.9%
Hoya Corp.                                           1,635,210       36,048,196
Ibiden Co. Ltd.                                        517,283       12,462,573
Keyence Corp.                                          214,701       44,494,041
Nippon Electric Glass Co. Ltd.                       1,514,475       16,904,741
Omron Corp.                                            675,418       14,367,004
Phoenix Mecano AG                                       46,794       28,069,486
                                                                 --------------
                                                                    152,346,041
                                                                 --------------
INTERNET SOFTWARE & SERVICES--2.2%
eAccess Ltd.                                            21,700       15,808,118
United Internet AG                                   1,491,947       19,360,466
Yahoo! Japan Corp.                                     137,813       49,623,179
                                                                 --------------
                                                                     84,791,763
                                                                 --------------
IT SERVICES--1.8%
Infosys Technologies Ltd.                            1,230,832       71,009,639
OFFICE ELECTRONICS--1.0%
Canon, Inc.                                            980,860       39,988,638
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--0.5%
ARM Holdings plc                                     3,373,900       18,790,746


                    4 | OPPENHEIMER INTERNATIONAL GROWTH FUND

Oppenheimer International Growth Fund

STATEMENT OF INVESTMENTS AUGUST 31, 2010 (UNAUDITED)

                                                      SHARES          VALUE
                                                    ----------   --------------
SOFTWARE--6.9%
Autonomy Corp. plc(4)                                4,658,519   $  111,454,660
Aveva Group plc                                        593,856       12,996,634
Compugroup Medical AG                                  809,330        8,717,802
Nintendo Co. Ltd.                                      128,319       35,711,204
Sage Group plc (The)                                 3,842,690       14,432,777
SAP AG                                                 610,853       26,512,956
Square Enix Holdings Co. Ltd.                          213,874        4,414,445
Temenos Group AG(4)                                  2,121,166       54,342,652
                                                                 --------------
                                                                    268,583,130
                                                                 --------------
MATERIALS--6.1%
CHEMICALS--1.7%
Filtrona plc(3)                                     11,197,527       40,391,055
Sika AG                                                 14,084       24,748,442
                                                                 --------------
                                                                     65,139,497
                                                                 --------------
CONSTRUCTION MATERIALS--0.4%
James Hardie Industries SE, CDI(4)                   3,698,700       17,620,166
METALS & MINING--4.0%
Impala Platinum Holdings Ltd.                        2,076,507       48,991,487
Rio Tinto plc                                          939,341       47,390,902
Vale SA, Sponsored ADR, Preference                   2,516,580       59,441,620
                                                                 --------------
                                                                    155,824,009
                                                                 --------------
TELECOMMUNICATION SERVICES--1.2%
DIVERSIFIED TELECOMMUNICATION SERVICES--1.2%
BT Group plc                                        21,841,974       44,484,179
UTILITIES--0.2%
ELECTRIC UTILITIES--0.2%
Fortum OYJ                                             384,380        8,850,712
                                                                 --------------
Total Common Stocks (Cost $3,284,650,942)                         3,784,190,531
                                                                 --------------
PREFERRED STOCKS--0.4%
Ceres, Inc.:
Cv., Series C(2,3,4)                                   600,000        1,200,000
Cv., Series C-1(2,3,4)                                  64,547          129,094
Cv., Series D(2,3,4)                                   459,800          919,600
Cv., Series F(2,3,4)                                 1,900,000       12,350,000
                                                                 --------------
Total Preferred Stocks (Cost $17,766,988)                            14,598,694
                                                                 --------------

                                                       UNITS
                                                    ----------
RIGHTS, WARRANTS AND CERTIFICATES--0.0%
Ceres, Inc. Wts., Strike Price $6.50, Exp.
   9/6/15(2,3,4)                                       380,000               --
Marshall Edwards, Inc., Legend Shares Wts.,
   Strike Price $3.60, Exp. 8/6/12(2,3,4)               55,000            3,462
Tyrian Diagnostics Ltd. Rts., Strike Price
   0.03AUD, Exp. 12/31/10(3,4)                       7,468,659            5,967
                                                                 --------------
Total Rights, Warrants and Certificates (Cost $0)                         9,429
                                                                 --------------


                    5 | OPPENHEIMER INTERNATIONAL GROWTH FUND

Oppenheimer International Growth Fund

STATEMENT OF INVESTMENTS AUGUST 31, 2010 (UNAUDITED)

                                                      SHARES          VALUE
                                                    ----------   --------------
INVESTMENT COMPANIES--2.0%
JPMorgan U.S. Treasury Plus Money Market Fund,
   Agency Shares, 0.00%(5,6)                            20,378   $       20,378
Oppenheimer Institutional Money Market Fund, Cl.
   E, 0.26%(3,5)                                    80,734,879       80,734,879
                                                                 --------------
Total Investment Companies (Cost $80,755,257)                        80,755,257
                                                                 --------------
TOTAL INVESTMENTS, AT VALUE (COST $3,383,173,187)         99.6%   3,879,553,911
Other Assets Net of Liabilities                            0.4       13,905,024
                                                    ----------   --------------
Net Assets                                               100.0%  $3,893,458,935
                                                    ==========   ==============

FOOTNOTES TO STATEMENT OF INVESTMENTS

Strike price is reported in U.S. Dollars, except for those denoted in the following currency:

AUD   Australian Dollar

(1.) Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $9,022,329 or 0.23% of the Fund's net assets as of August 31, 2010.

(2.) Restricted security. The aggregate value of restricted securities as of August 31, 2010 was $14,937,866, which represents 0.38% of the Fund's net assets. See accompanying Notes. Information concerning restricted securities is as follows:

                                                                                             UNREALIZED
                                                ACQUISITION                                 APPRECIATION
SECURITY                                           DATE            COST         VALUE      (DEPRECIATION)
--------                                      --------------   -----------   -----------   --------------
Ceres, Inc., Cv., Series C                            1/6/99   $ 2,400,000   $ 1,200,000    $ (1,200,000)
Ceres, Inc., Cv., Series C-1                  2/6/01-3/21/06       258,188       129,094        (129,094)
Ceres, Inc., Cv., Series D                    3/15/01-3/9/06     2,758,800       919,600      (1,839,200)
Ceres, Inc., Cv., Series F                            9/5/07    12,350,000    12,350,000              --
Ceres, Inc., Cv. Wts.,
Strike Price $6.50, Exp. 9/6/15                       9/5/07            --            --              --
Marshall Edwards, Inc.                        5/6/02-9/26/08     9,269,925       209,605      (9,060,320)
Marshall Edwards, Inc., Legend Shares          7/7/06-8/3/07     4,594,770       116,155      (4,478,615)
Marshall Edwards, Inc., Legend Shares Wts.,
Strike Price $3.60, Exp. 8/6/12                       8/3/07            --         3,462           3,462
Oxagen Ltd.                                         12/20/00     2,210,700         9,950      (2,200,750)
                                                               -----------   -----------    ------------
                                                               $33,842,383   $14,937,866    $(18,904,517)
                                                               ===========   ===========    ============

(3.) Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended August 31, 2010, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows:

                                                                    SHARES/UNITS         GROSS           GROSS         SHARES/UNITS
                                                                 NOVEMBER 30, 2009     ADDITIONS      REDUCTIONS     AUGUST 31, 2010
                                                                 -----------------   ------------    ------------    ---------------
Art Advanced Research Technologies, Inc.                                 1,901,125             --       1,901,125                 --
Art Advanced Research Technologies, Inc.                                 1,721,500             --       1,721,500                 --
Art Advanced Research Technologies, Inc., Legend Shares                  6,078,506             --       6,078,506                 --
Art Advanced Research Technologies, Inc., Series 1                       3,124,013             --       3,124,013                 --
Art Advanced Research Technologies, Inc., Series 2                         976,420             --         976,420                 --
Art Advanced Research Technologies, Inc., Series 4, Legend
   Shares                                                                8,304,084             --       8,304,084                 --
Art Advanced Research Technologies, Inc., Series 5, Legend
   Shares                                                                7,080,531             --       7,080,531                 --
Ceres, Inc., Cv., Series C                                                 600,000             --              --            600,000
Ceres, Inc., Cv., Series C-1                                                64,547             --              --             64,547


                    6 | OPPENHEIMER INTERNATIONAL GROWTH FUND

Oppenheimer International Growth Fund

STATEMENT OF INVESTMENTS AUGUST 31, 2010 (UNAUDITED)

Ceres, Inc., Cv., Series D                                                 459,800             --              --            459,800
Ceres, Inc., Cv., Series F                                               1,900,000             --              --          1,900,000
Ceres, Inc., Cv. Wts., Strike Price $6.50, Exp. 9/6/15                     380,000             --              --            380,000
Ceres Power Holdings plc                                                 7,656,349        681,499         165,350          8,172,498
Filtrona Plc.                                                            6,486,961      4,710,566              --         11,197,527
Marshall Edwards, Inc.                                                   2,824,863             --       2,824,863(a)              --
Marshall Edwards, Inc.                                                          --        282,486(a)           --            282,486
Marshall Edwards, Inc., Legend Shares                                    1,565,438             --       1,408,895(a)         156,543
Marshall Edwards, Inc., Legend Shares Wts., Strike Price
   $3.60, Exp. 8/6/12                                                       55,000             --              --             55,000
Marshall Edwards, Inc., Legend Shares Wts., Strike Price
   $4.35, Exp. 7/11/10                                                     355,403             --         355,403(a)              --
Novogen Ltd.                                                             7,633,456             --              --          7,633,456
Oppenheimer Institutional Money Market Fund, Cl. E                     156,382,561    770,748,806     846,396,488         80,734,879
Ortivus AB, Cl. B                                                        1,638,150             --              --          1,638,150
Oxagen Ltd.                                                                214,287             --              --            214,287
Tyrian Diagnostics Ltd.                                                 59,749,268             --              --         59,749,268
Tyrian Diagnostics Ltd. Rts., Strike Price 0.03AUD,
   Exp. 12/31/10                                                         7,468,659             --              --          7,468,659

                                                                                                                         REALIZED
                                                                                         VALUE          INCOME             LOSS
                                                                                     ------------    ------------    ---------------
Art Advanced Research Technologies, Inc.                                             $         --    $         --    $     7,500,000
Art Advanced Research Technologies, Inc.                                                       --              --          1,479,967
Art Advanced Research Technologies, Inc., Legend Shares                                        --              --            984,672
Art Advanced Research Technologies, Inc., Series 1                                             --              --          2,923,359
Art Advanced Research Technologies, Inc., Series 2                                             --              --            979,944
Art Advanced Research Technologies, Inc., Series 4, Legend
   Shares                                                                                      --              --          1,033,984
Art Advanced Research Technologies, Inc., Series 5, Legend
   Shares                                                                                      --              --            881,633
Ceres, Inc., Cv., Series C                                                              1,200,000              --                 --
Ceres, Inc., Cv., Series C-1                                                              129,094              --                 --
Ceres, Inc., Cv., Series D                                                                919,600              --                 --
Ceres, Inc., Cv., Series F                                                             12,350,000              --                 --
Ceres, Inc., Cv. Wts., Strike Price $6.50, Exp. 9/6/15                                         --              --                 --
Ceres Power Holdings plc                                                                9,494,306              --            763,453
Filtrona Plc.                                                                          40,391,055         788,554                 --
Marshall Edwards, Inc.                                                                         --              --                 --
Marshall Edwards, Inc.                                                                    209,605               5                 --
Marshall Edwards, Inc., Legend Shares                                                     116,155              --                 --
Marshall Edwards, Inc., Legend Shares Wts., Strike Price
   $3.60, Exp. 8/6/12                                                                       3,462              --                 --
Marshall Edwards, Inc., Legend Shares Wts., Strike Price
   $4.35, Exp. 7/11/10                                                                         --              --                 --
Novogen Ltd.                                                                              841,346              --                 --
Oppenheimer Institutional Money Market Fund, Cl. E                                     80,734,879         234,114                 --
Ortivus AB, Cl. B                                                                         995,095              --                 --
Oxagen Ltd.                                                                                 9,950              --                 --
Tyrian Diagnostics Ltd.                                                                   584,750              --                 --
Tyrian Diagnostics Ltd. Rts., Strike Price 0.03AUD,
   Exp. 12/31/10                                                                            5,967              --                 --
                                                                                     ------------    ------------    ---------------
                                                                                     $147,985,264    $  1,022,673    $    16,547,012
                                                                                     ============    ============    ===============

(a.) All or a portion is the result of a corporate action.

(4.) Non-income producing security.

(5.) Rate shown is the 7-day yield as of August 31, 2010.

(6.) Interest rate is less than 0.0005%.


                    7 | OPPENHEIMER INTERNATIONAL GROWTH FUND

Oppenheimer International Growth Fund

STATEMENT OF INVESTMENTS AUGUST 31, 2010 (UNAUDITED)

VALUATION INPUTS

Various data inputs are used in determining the value of each of the Fund's investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

     1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

     2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

     3) Level 3-significant unobservable inputs (including the Manager's own judgments about assumptions that market participants would use in pricing the asset).

The table below categorizes amounts as of August 31, 2010 based on valuation input level:

                                         LEVEL 1--         LEVEL 2--            LEVEL 3--
                                        UNADJUSTED     OTHER SIGNIFICANT       SIGNIFICANT
                                       QUOTED PRICES   OBSERVABLE INPUTS   UNOBSERVABLE INPUTS        VALUE
                                      --------------   -----------------   -------------------   --------------
ASSETS TABLE
INVESTMENTS, AT VALUE:
Common Stocks
   Consumer Discretionary             $  277,519,796     $  209,279,464        $        --       $  486,799,260
   Consumer Staples                      317,343,311         27,532,657                 --          344,875,968
   Energy                                 80,731,833         48,074,273                 --          128,806,106
   Financials                            256,299,605        103,332,048                 --          359,631,653
   Health Care                           500,032,258         23,057,713              9,950          523,099,921
   Industrials                           502,812,927        398,679,987                 --          901,492,914
   Information Technology                608,639,129        138,927,017                 --          747,566,146
   Materials                             173,572,604         65,011,068                 --          238,583,672
   Telecommunication Services                     --         44,484,179                 --           44,484,179
   Utilities                               8,850,712                 --                 --            8,850,712
Preferred Stocks                                  --                 --         14,598,694           14,598,694
Rights, Warrants and Certificates                 --              9,429                 --                9,429
Investment Companies                      80,755,257                 --                 --           80,755,257
                                      --------------     --------------        -----------       --------------
Total Investments, at Value            2,806,557,432      1,058,387,835         14,608,644        3,879,553,911
OTHER FINANCIAL INSTRUMENTS:
Foreign currency exchange contracts               --             79,842                 --               79,842
                                      --------------     --------------        -----------       --------------
Total Assets                          $2,806,557,432     $1,058,467,677        $14,608,644       $3,879,633,753
                                      --------------     --------------        -----------       --------------

Currency contracts and forwards, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract's value from trade date. Futures, if any, are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

SEE THE ACCOMPANYING NOTES FOR FURTHER DISCUSSION OF THE METHODS USED IN DETERMINING VALUE OF THE FUND'S INVESTMENTS, AND A SUMMARY OF CHANGES TO THE VALUATION METHODOLOGIES, IF ANY, DURING THE REPORTING PERIOD.

Distribution of investments representing geographic holdings, as a percentage of total investments at value, is as follows:


                    8 | OPPENHEIMER INTERNATIONAL GROWTH FUND

Oppenheimer International Growth Fund

STATEMENT OF INVESTMENTS AUGUST 31, 2010 (UNAUDITED)

GEOGRAPHIC HOLDINGS             VALUE       PERCENT
------------------------   --------------   -------
United Kingdom             $  921,909,550     23.8%
Switzerland                   562,876,996     14.5
Japan                         472,987,787     12.2
France                        346,891,222      8.9
Australia                     229,240,705      5.9
The Netherlands               182,422,373      4.7
Germany                       168,405,444      4.3
Spain                         142,714,475      3.7
Italy                         139,825,816      3.6
India                         123,719,350      3.2
United States                 121,304,714      3.1
Sweden                        105,620,855      2.7
Brazil                         90,647,265      2.3
Ireland                        60,545,138      1.6
South Africa                   48,991,487      1.3
Jersey, Channel Islands        38,592,058      1.0
Denmark                        22,699,006      0.6
Finland                        21,277,359      0.6
Canada                         20,726,341      0.5
Mexico                         17,226,948      0.4
Austria                        15,509,279      0.4
Korea, Republic of South        9,604,393      0.3
Lebanon                         9,022,329      0.2
Bermuda                         6,793,021      0.2
                           --------------    -----
Total                      $3,879,553,911    100.0%
                           ==============    =====

FOREIGN CURRENCY EXCHANGE CONTRACTS AS OF AUGUST 31, 2010 ARE AS FOLLOWS:

                                                            CONTRACT AMOUNT   EXPIRATION                 UNREALIZED
COUNTERPARTY/CONTRACT DESCRIPTION                BUY/SELL       (000'S)          DATE         VALUE     APPRECIATION
----------------------------------------------   --------   ---------------   ----------   ----------   ------------
DEUTSCHE BANK CAPITAL CORP.
South African Rand (ZAR)                           Sell        7,295 ZAR        9/2/10     $  989,120     $ 6,979
JP MORGAN CHASE
British Pound Sterling (GBP)                       Sell        3,634 GBP        9/1/10      5,573,768      69,203
RBS GREENWICH CAPITAL
Euro (EUR)                                         Sell          550 EUR        9/1/10        697,522       3,660
                                                                                                          -------
Total unrealized appreciation and depreciation                                                            $79,842
                                                                                                          =======

NOTES TO STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Unadjusted quoted prices in active markets for identical securities are classified as "Level 1," inputs other than unadjusted quoted prices for an asset that are observable are classified as "Level 2" and significant unobservable inputs, including the Manager's judgment about the assumptions that a market participant would use in pricing an asset or liability, are classified as "Level 3." The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. A table summarizing the Fund's investments under these levels of classification is included following the Statement of Investments.

Securities are valued using unadjusted quoted market prices, when available, as supplied primarily by portfolio pricing services approved by the Board of Trustees or dealers.

Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security reported on the principal exchange on which it is traded, prior to the time when the Fund's assets are valued. Securities whose principal exchange is NASDAQ(R) are valued based on the official closing prices reported by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day's


                    9 | OPPENHEIMER INTERNATIONAL GROWTH FUND

Oppenheimer International Growth Fund

STATEMENT OF INVESTMENTS AUGUST 31, 2010 (UNAUDITED)

closing "bid" and "asked" prices, and if not, at the current day's closing bid price. A foreign security traded on a foreign exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service used by the Manager, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the most recent official closing price on the principal exchange on which it is traded.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company's net asset value per share.

U.S. domestic and international debt instruments (including corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and "money market-type" debt instruments with a remaining maturity in excess of sixty days are valued at the mean between the "bid" and "asked" prices utilizing price quotations obtained from independent pricing services or broker-dealers. Such prices are typically determined based upon information obtained from market participants including reported trade data, broker-dealer price quotations and inputs such as benchmark yields and issuer spreads from identical or similar securities.

"Money market-type" debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value.

In the absence of a readily available unadjusted quoted market price, including for securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of the securities' respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that asset using consistently applied procedures under the supervision of the Board of Trustees (which reviews those fair valuations by the Manager). Those procedures include certain standardized methodologies to fair value securities. Such methodologies include, but are not limited to, pricing securities initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be adjusted for any discounts related to resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

There have been no significant changes to the fair valuation methodologies of the Fund during the period.

INVESTMENT IN OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund ("IMMF") to seek current income while preserving liquidity. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment adviser of IMMF. When applicable, the Fund's investment in IMMF is included in the Statement of Investments. Shares of IMMF are valued at their net asset value per share. As a shareholder, the Fund is subject to its proportional share of IMMF's Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in IMMF.

FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the Exchange, normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading. Foreign exchange rates may be valued primarily using a reliable bank, dealer or service authorized by the Board of Trustees.

Reported net realized gains and losses from foreign currency transactions arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, exchange rate fluctuations between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation and depreciation on the translation of assets and liabilities denominated in foreign currencies arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.


                   10 | OPPENHEIMER INTERNATIONAL GROWTH FUND

Oppenheimer International Growth Fund

STATEMENT OF INVESTMENTS AUGUST 31, 2010 (UNAUDITED)

The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations in the annual and semiannual reports.

FOREIGN CURRENCY EXCHANGE CONTRACTS

The Fund may enter into current and forward foreign currency exchange contracts for the purchase or sale of a foreign currency at a negotiated rate at a future date.

Foreign currency exchange contracts, if any, are reported on a schedule following the Statement of Investments. These contracts will be valued daily based upon the closing prices of the currency rates determined at the close of the Exchange as provided by a bank, dealer or pricing service. The resulting unrealized appreciation (depreciation) is reported in the Statement of Assets and Liabilities as a receivable or payable and in the Statement of Operations in the annual and semiannual reports within the change in unrealized appreciation (depreciation). At contract close, the difference between the original cost of the contract and the value at the close date is recorded as a realized gain
(loss) in the Statement of Operations in the annual and semiannual reports.

The Fund has purchased and sold foreign currency exchange contracts of different currencies in order to acquire currencies to pay for related foreign securities purchase transactions, or to convert foreign currencies to U.S. dollars from related foreign securities sale transactions. These foreign currency exchange contracts are negotiated at the current spot exchange rate with settlement typically within two business days thereafter.

Additional associated risk to the Fund includes counterparty credit risk. Counterparty credit risk arises from the possibility that the counterparty will default. If the counterparty defaults, the Fund's loss will consist of the net amount of contractual payments that the Fund has not yet received.

RESTRICTED SECURITIES

As of August 31, 2010, investments in securities included issues that are restricted. A restricted security may have a contractual restriction on its resale and is valued under methods approved by the Board of Trustees as reflecting fair value. Securities that are restricted are marked with an applicable footnote on the Statement of Investments. Restricted securities are reported on a schedule following the Statement of Investments.

FEDERAL TAXES. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of August 31, 2010 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities   $3,431,911,206
                                 ==============
Gross unrealized appreciation    $  662,305,580
Gross unrealized depreciation      (214,896,984)
                                 --------------
Net unrealized appreciation      $  447,408,596
                                 ==============


                   11 | OPPENHEIMER INTERNATIONAL GROWTH FUND

ITEM 2. CONTROLS AND PROCEDURES.

     (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 08/31/2010, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934
          (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and
          (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

     (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer International Growth Fund


By: /s/ William F. Glavin, Jr.
    ---------------------------------
    William F. Glavin, Jr.
    Principal Executive Officer

Date: 10/11/2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ William F. Glavin, Jr.
    ---------------------------------
    William F. Glavin, Jr.
    Principal Executive Officer

Date: 10/11/2010


By: /s/ Brian W. Wixted
    ---------------------------------
    Brian W. Wixted
    Principal Financial Officer

Date: 10/11/2010